Analysis of Plan Assets Fair Value (Detail) - Pension Plan	Jun. 30, 2015	Jun. 30, 2014
Investment Funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocations	99.03%	97.41%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocations	0.02%	0.07%
Insurance Contracts
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocations	0.60%	0.80%
Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocations	0.35%	1.72%